SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

The Company has two reportable segments: securities related services and asset management services. Segments were identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”) assesses the performance of the business. The CODM of the Company is the Chief Executive Officer. The securities related services segment generated commission by offering securities dealing and brokerage services, securities underwriting and placing services and other financing services. The asset management services segment generated asset management fee by providing asset management services and investment advisory services. All assets of the Company are located in Hong Kong and all revenues are generated in Hong Kong.

Key financial performance measures of the segments are as follows:

Year ended December 31, 2022

	Securities related services segment	Asset management services segment	Corporate	Total
	HKD’000	HKD’000	HKD’000	HKD’000
Revenues:
Revenues – excluding interest income	5,688	6,599	-	12,287
Revenues – interest income	6,990	-	-	6,990
Total revenues	12,678	6,599	-	19,277

Expenses:
Compensation and benefits	-	-	(8,732)	(8,732)
Commission expense	(458)	(3,522)	-	(3,980)
Lease expense	-	-	(1,398)	(1,398)
Legal and professional fee	(1,045)	(27)	(1,637)	(2,709)
Other general and administrative	(3,016)	(418)	(61)	(3,495)
Total expenses	(4,519)	(3,967)	(11,828)	(20,314)

Other income – interest income	17	-	-	17
Other income	364	44	-	408
Total other income	381	44	-	425

Income (loss) before income taxes	8,540	2,676	(11,828)	(612)

Total assets	107,613	9,464	6,337	123,414
Total liabilities	(37,634)	(3,356)	(2,346)	(43,336)

Net assets	69,979	6,108	3,991	80,078

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Year ended December 31, 2023

	Securities related services segment	Asset management services segment	Corporate	Total
	HKD’000	HKD’000	HKD’000	HKD’000

Revenues:
Revenues – excluding interest income	12,011	3,947	-	15,958
Revenues – interest income	5,981	-	-	5,981
Total revenues	17,992	3,947	-	21,939

Expenses:
Compensation and benefits	-	-	(7,550)	(7,550)
Commission expense	(42)	(1,995)		(2,037)
Advertising and marketing	-	-	(2,254)	(2,254)
Lease expense	-	-	(1,261)	(1,261)
Legal and professional fee	(1,703)	(413)	(240)	(2,356)
Provision for allowance of expected credit losses on loans to customers	(10,944)	-	-	(10,944)
Other general and administrative	(2,439)	(291)	(86)	(2,816)
Total expenses	(15,128)	(2,699)	(11,391)	(29,218)

Other income – interest income	164	4	-	168
Other income	39	-	-	39
Total other income	203	4	-	207

Income (loss) before income taxes	3,067	1,252	(11,391)	(7,072)

Total assets	92,313	8,604	5,727	106,644
Total liabilities	(41,654)	(1,993)	(2,255)	(45,902)

Net assets	50,659	6,611	3,472	60,742

Year ended December 31, 2024

	Securities related services segment	Asset management services segment	Corporate	Total	Total
	HKD’000	HKD’000	HKD’000	HKD’000	US$’000
Revenues:
Revenues – excluding interest income	2,494	4,195	-	6,689	861
Revenues – interest income	3,059	-	-	3,059	394
Total revenues	5,553	4,195	-	9,748	1,255

Expenses:
Compensation and benefits	-	-	(8,633)	(8,633)	(1,111)
Commission expense	(36)	(2,502)	-	(2,538)	(327)
Advertising and marketing	-	-	(608)	(608)	(78)
Lease expense	-	-	(1,250)	(1,250)	(161)
Legal and professional fee	(1,610)	(152)	(315)	(2,077)	(267)
Reversal of (provision for) allowance of expected credit losses on loans to customers	1,427	(24)	-	1,403	181
Other general and administrative	(2,938)	(282)	(57)	(3,277)	(422)
Total expenses	(3,157)	(2,960)	(10,863)	(16,980)	(2,185)

Other income – interest income	475	18	-	493	63
Other income	103	-	-	103	13
Total other income	578	18	-	596	76

Income (loss) before income taxes	2,974	1,253	(10,863)	(6,636)	(854)

Total assets	54,106	8,308	9,315	71,729	9,232
Total liabilities	(12,259)	(2,125)	(2,126)	(16,510)	(2,124)

Net assets	41,847	6,183	7,189	55,219	7,108

PLUTUS FINANCIAL GROUP LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS